Note 8 - Fair Value - Financial Instruments At Fair Value By Levels - Liabilities (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		€ 686,156,000,000	€ 642,812,000,000	€ 622,801,000,000
Financial Liabilities Held For Trading [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		27,587,000,000	26,266,000,000	22,932,000,000
Financial Liabilities Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		58,045,000,000	61,588,000,000	56,560,000,000
Financial Liabilities Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		856,000,000	827,000,000	269,000,000
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		7,402,000,000	4,425,000,000	3,919,000,000
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		34,046,000,000	29,466,000,000	26,615,000,000
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		232,000,000	175,000,000	267,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		8,381,000,000	9,595,000,000	7,989,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		23,495,000,000	32,121,000,000	29,945,000,000
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		621,000,000	649,000,000	0
Financial Liabilities Held For Trading [Member] | Other Financial Liabilities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		11,805,000,000	12,246,000,000	11,024,000,000
Financial Liabilities Held For Trading [Member] | Other Financial Liabilities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		504,000,000	1,000,000	0
Financial Liabilities Held For Trading [Member] | Other Financial Liabilities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		3,000,000	2,000,000	1,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		0	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		8,558,000,000	8,629,000,000	3,149,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		1,492,000,000	1,382,000,000	3,844,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Deposits [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		0	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		902,000,000	944,000,000	976,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		0	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Other Financial Liabilities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		0	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Other Financial Liabilities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		4,617,000,000	4,410,000,000	643,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Other Financial Liabilities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		0	0	2,515,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Debt Certificates [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	[1]	0	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Debt Certificates [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	[1]	3,038,000,000	3,274,000,000	1,529,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Debt Certificates [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	[1]	1,492,000,000	1,382,000,000	1,329,000,000
Derivatives Hedge accounting [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		53,000,000	30,000,000	223,000,000
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		2,250,000,000	2,192,000,000	2,454,000,000
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities		€ 15,000,000	€ 11,000,000	€ 3,000,000

[1]	(*) The information for the years 2019 and 2018 has been subject to certain modifications, related to some issuances of Garanti Group